Not FDIC Insured May Lose Value No Bank Guarantee
39051-Q1PH

Schedule of Investments
(unaudited)
Putnam Sustainable Leaders Fund 2
Notes to Schedule of Investments 6

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited), September 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Automobiles 0.8%
a
Tesla, Inc. ......................................... United States 116,200 $ 51,676,464
Banks 4.5%
Bank of America Corp. ............................... United States 1,844,526 95,159,096
JPMorgan Chase & Co. ............................... United States 631,900 199,320,217
294,479,313
Beverages 1.0%
Keurig Dr Pepper, Inc. ................................ United States 2,536,732 64,712,033
Biotechnology 2.4%
AbbVie, Inc. ....................................... United States 457,500 105,929,550
Regeneron Pharmaceuticals, Inc. ....................... United States 89,300 50,210,711
156,140,261
Broadline Retail 5.6%
a
Amazon.com, Inc. ................................... United States 1,674,640 367,700,705
Capital Markets 2.7%
KKR & Co., Inc. ..................................... United States 770,500 100,126,475
TPG, Inc., A ....................................... United States 1,380,231 79,294,271
179,420,746
Chemicals 2.5%
Linde plc .......................................... United States 197,700 93,907,500
Novonesis Novozymes, B ............................. Denmark 1,199,156 73,800,898
167,708,398
Commercial Services & Supplies 1.1%
Republic Services, Inc., A ............................. United States 315,000 72,286,200
Construction Materials 1.1%
CRH plc .......................................... United States 594,200 71,244,580
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 560,700 119,193,606
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp. .............................. United States 57,300 53,038,599
Walmart, Inc. ...................................... United States 1,026,900 105,832,314
158,870,913
Containers & Packaging 1.0%
Ball Corp. ......................................... United States 1,296,900 65,389,698
Electric Utilities 2.8%
Constellation Energy Corp. ............................ United States 288,900 95,068,323
NextEra Energy, Inc. ................................. United States 1,120,200 84,563,898
179,632,221
Entertainment 1.3%
Walt Disney Co. (The) ................................ United States 735,700 84,237,650
Financial Services 1.9%
Mastercard, Inc., A .................................. United States 219,800 125,024,438
Food Products 1.2%
Danone SA ........................................ France 915,581 79,777,563

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 857,700 $ 63,879,144
Health Care Equipment & Supplies 1.7%
Becton Dickinson & Co. ............................... United States 176,500 33,035,505
a
Boston Scientific Corp. ............................... United States 793,300 77,449,879
110,485,384
Hotels, Restaurants & Leisure 2.3%
a
Chipotle Mexican Grill, Inc., A .......................... United States 1,354,800 53,094,612
Hilton Worldwide Holdings, Inc. ......................... United States 384,136 99,660,244
152,754,856
Household Durables 1.2%
DR Horton, Inc. ..................................... United States 445,400 75,481,938
Independent Power and Renewable Electricity Producers 0.6%
Vistra Corp. ........................................ United States 214,300 41,985,656
Industrial REITs 0.7%
Prologis, Inc. ....................................... United States 427,500 48,957,300
Interactive Media & Services 4.8%
Alphabet, Inc., A .................................... United States 1,305,400 317,342,740
IT Services 0.8%
Accenture plc, A .................................... Ireland 222,200 54,794,520
Life Sciences Tools & Services 2.4%
a
Mettler-Toledo International, Inc. ........................ United States 48,800 59,907,368
Thermo Fisher Scientific, Inc. .......................... United States 200,800 97,392,016
157,299,384
Machinery 3.2%
Fortive Corp. ....................................... United States 1,200,200 58,797,798
Ingersoll Rand, Inc. .................................. United States 1,107,900 91,534,698
Otis Worldwide Corp. ................................ United States 656,300 60,005,509
210,338,005
Office REITs 0.7%
BXP, Inc. .......................................... United States 638,600 47,473,524
Personal Care Products 1.4%
Unilever plc ........................................ United Kingdom 1,557,685 92,520,942
Pharmaceuticals 4.3%
AstraZeneca plc .................................... United Kingdom 395,553 60,599,161
Eli Lilly & Co. ...................................... United States 220,100 167,936,300
GSK plc .......................................... United States 2,258,296 48,490,084
277,025,545
Real Estate Management & Development 0.7%
FirstService Corp. ................................... Canada 228,200 43,469,818
Semiconductors & Semiconductor Equipment 14.4%
ASML Holding NV, ADR .............................. Netherlands 95,400 92,355,786
Broadcom, Inc. ..................................... United States 925,800 305,430,678
Marvell Technology, Inc. .............................. United States 1,028,200 86,440,774
NVIDIA Corp. ...................................... United States 2,441,400 455,516,412
939,743,650

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 12.8%
a
Cadence Design Systems, Inc. ......................... United States 171,800 $ 60,346,468
Microsoft Corp. ..................................... United States 1,124,500 582,434,775
Roper Technologies, Inc. .............................. United States 216,800 108,115,992
a
ServiceNow, Inc. .................................... United States 91,000 83,745,480
834,642,715
Specialty Retail 1.7%
Home Depot, Inc. (The) ............................... United States 278,100 112,683,339
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. ........................................ United States 2,073,928 528,084,287
Seagate Technology Holdings plc ....................... United States 359,800 84,934,388
613,018,675
Textiles, Apparel & Luxury Goods 0.6%
a
On Holding AG, A ................................... Switzerland 881,400 37,327,290
Total Common Stocks (Cost $3,482,214,892) ..................................
6,468,719,214
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Bonds , 4.125%, 8/15/44 ................... United States 136,000 126,275
b
U.S. Treasury Notes , 1.625%, 5/15/31 .................... United States 713,000 635,030
Total U.S. Government and Agency Securities (Cost $761,305) ..................
761,305
Total Long Term Investments (Cost $3,482,976,197) ...........................
6,469,480,519
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
c
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 14,800,000 14,798,349
3.92%, 11/06/25 ................................... United States 15,900,000 15,836,122
d
3.86%, 12/04/25 ................................... United States 4,300,000 4,270,241
34,904,712
Total U.S. Government and Agency Securities (Cost $34,901,139) ...............
34,904,712
Shares
Management Investment Companies 0.8%
e,f
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 49,612,401 49,612,401
Total Management Investment Companies (Cost $49,612,401) ..................
49,612,401
Total Short Term Investments (Cost $84,513,540 ) ..............................
84,517,113
a
Total Investments (Cost $3,567,489,737) 100.1% ..............................
$6,553,997,632
Other Assets, less Liabilities (0.1)% .........................................
(3,326,453)
Net Assets 100.0% .........................................................
$6,550,671,179
a a a

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 9 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$111,225, representing less than 0.1% net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... JPHQ Sell 47,711,000 35,023,643 10/15/25 $ 718,396 $ —
Canadian Dollar .... MSCO Sell 22,405,000 16,209,091 10/15/25 99,409 —
Canadian Dollar .... SSBT Sell 30,937,600 22,710,979 10/15/25 466,172 —
Canadian Dollar .... TDOM Sell 18,920,200 13,889,087 10/15/25 285,051 —
Canadian Dollar .... WPAC Sell 17,695,100 12,990,052 10/15/25 266,889 —
British Pound ...... BOFA Sell 50,678,700 68,688,390 12/17/25 524,116 —
British Pound ...... BZWS Sell 12,241,400 16,591,426 12/17/25 126,399 —
British Pound ...... CITI Sell 16,934,400 22,952,369 12/17/25 175,126 —
British Pound ...... GSCO Buy 13,210,100 17,904,507 12/17/25 — (136,552)
British Pound ...... HSBK Sell 12,889,300 17,469,706 12/17/25 133,236 —
British Pound ...... MSCO Buy 13,920,800 18,877,398 12/17/25 — (153,532)
British Pound ...... SSBT Buy 12,480,900 16,855,509 12/17/25 — (68,348)
British Pound ...... SSBT Sell 104,818,000 142,138,554 12/17/25 1,155,402 —
British Pound ...... TDOM Buy 19,924,600 26,961,640 12/17/25 — (162,494)
British Pound ...... UBSW Sell 523,100 709,350 12/17/25 5,766 —
British Pound ...... WPAC Sell 11,146,100 15,114,669 12/17/25 122,851 —
Danish Krone ...... BOFA Sell 134,718,600 21,304,065 12/17/25 4,258 —
Danish Krone ...... HSBK Sell 209,358,300 33,101,330 12/17/25 545 —
Danish Krone ...... MSCO Sell 51,912,200 8,206,598 12/17/25 — (1,027)
Danish Krone ...... SSBT Sell 110,534,900 17,474,788 12/17/25 — (1,433)
Euro ............. BOFA Buy 12,439,900 14,670,499 12/17/25 — (123)
Euro ............. BZWS Buy 8,830,600 10,413,900 12/17/25 28 —
Euro ............. GSCO Sell 17,828,100 21,112,428 12/17/25 87,747 —
Euro ............. HSBK Buy 6,615,800 7,802,079 12/17/25 — (65)
Euro ............. JPHQ Sell 18,492,400 21,806,608 12/17/25 — (1,482)
Euro ............. MSCO Sell 28,894,400 34,068,029 12/17/25 — (7,141)
Euro ............. SSBT Sell 21,305,100 25,119,991 12/17/25 — (5,116)
Euro ............. UBSW Sell 27,046,500 31,888,905 12/17/25 — (7,036)
Euro ............. WPAC Sell 44,982,300 53,030,308 12/17/25 — (17,324)
Swiss Franc ....... SSBT Sell 14,139,000 17,956,384 12/17/25 30,125 —
Swiss Franc ....... WPAC Sell 12,412,400 15,758,876 12/17/25 21,703 —
Total Forward Exchange Contracts ................................................... $4,223,219 $(561,673)
Net unrealized appreciation (depreciation) ............................................ $3,661,546
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Sustainable Leaders Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $165,159,563 $138,487,454 $(254,034,616) $— $— $49,612,401 49,612,401 $1,053,777
Total Affiliated Securities ... $165,159,563 $138,487,454 $(254,034,616) $— $— $49,612,401 $1,053,777
2. Financial Instrument Valuation
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 51,676,464 $ — $ — $ 51,676,464
Banks ............................... 294,479,313 — — 294,479,313
Beverages ........................... 64,712,033 — — 64,712,033
Biotechnology ......................... 156,140,261 — — 156,140,261
Broadline Retail ....................... 367,700,705 — — 367,700,705
Capital Markets ........................ 179,420,746 — — 179,420,746
Chemicals ........................... 93,907,500 73,800,898 — 167,708,398
Commercial Services & Supplies ........... 72,286,200 — — 72,286,200
Construction Materials .................. 71,244,580 — — 71,244,580
Consumer Finance ..................... 119,193,606 — — 119,193,606
Consumer Staples Distribution & Retail ...... 158,870,913 — — 158,870,913
Containers & Packaging ................. 65,389,698 — — 65,389,698
Electric Utilities ........................ 179,632,221 — — 179,632,221
Entertainment ......................... 84,237,650 — — 84,237,650
Financial Services ...................... 125,024,438 — — 125,024,438
Food Products ........................ — 79,777,563 — 79,777,563
Ground Transportation .................. 63,879,144 — — 63,879,144
Health Care Equipment & Supplies ......... 110,485,384 — — 110,485,384
Hotels, Restaurants & Leisure ............. 152,754,856 — — 152,754,856
Household Durables .................... 75,481,938 — — 75,481,938
Independent Power and Renewable Electricity
Producers .......................... 41,985,656 — — 41,985,656
Industrial REITs ....................... 48,957,300 — — 48,957,300
Interactive Media & Services .............. 317,342,740 — — 317,342,740
IT Services ........................... 54,794,520 — — 54,794,520
Life Sciences Tools & Services ............ 157,299,384 — — 157,299,384
Machinery ............................ 210,338,005 — — 210,338,005
Office REITs .......................... 47,473,524 — — 47,473,524
Personal Care Products ................. — 92,520,942 — 92,520,942
Pharmaceuticals ....................... 167,936,300 109,089,245 — 277,025,545
Real Estate Management & Development .... 43,469,818 — — 43,469,818
Semiconductors & Semiconductor Equipment . 939,743,650 — — 939,743,650
Software ............................. 834,642,715 — — 834,642,715
Specialty Retail ........................ 112,683,339 — — 112,683,339
Technology Hardware, Storage & Peripherals . 613,018,675 — — 613,018,675
Textiles, Apparel & Luxury Goods .......... 37,327,290 — — 37,327,290
U.S. Government and Agency Securities ....... — 761,305 — 761,305
Short Term Investments ................... 49,612,401 34,904,712 — 84,517,113
Total Investments in Securities ........... $6,163,142,967 $390,854,665
a
$— $6,553,997,632
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,223,219 $— $4,223,219
Total Other Financial Instruments ......... $— $4,223,219 $— $4,223,219
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $561,673 $— $561,673
Total Other Financial Instruments ......... $— $561,673 $— $561,673
a
Includes foreign securities valued at $355,188,648, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.